Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consist of the following:

	December 31,	December 31,
	2023	2022
Trade accounts receivable	1,750	1,991
Current expected credit losses allowance ("CECLA")	(19)	(21)
Total	1,731	1,970

Schedule of Changes in Reported CECLA
On that basis, the changes in reported CECLA for the year ended December 31, 2023 are presented below:

CECLA As of December 31, 2022	(21)
Current-period adjustment to CECLA	2
CECLA As of December 31, 2023	(19)